Financial instruments - Maturity Analysis For Financial Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Weighted average interest rate %	4.98%	4.98%	4.98%
Long-term debt	$ 854,229,587	$ 923,842,589	$ 940,632,346
Accrued interest	157,275,751	185,701,550	229,084,608
Total financial liabilities	1,011,505,338	1,109,544,139	1,169,716,954
1 to 3 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Long-term debt	1,219,162	1,143,783	1,183,062
Accrued interest	6,349,288	17,523,667	17,700,067
Total financial liabilities	7,568,450	18,667,450	18,883,129
3 months to 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Long-term debt	2,417,352	67,306,362	3,444,093
Accrued interest	19,356,107	20,701,788	21,144,641
Total financial liabilities	21,773,459	88,008,150	24,588,734
1 to 4 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Long-term debt	485,593,073	420,392,444	501,005,191
Accrued interest	109,696,698	118,441,437	143,645,742
Total financial liabilities	595,289,771	538,833,881	644,650,933
5 or more years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Long-term debt	365,000,000	435,000,000	435,000,000
Accrued interest	21,873,658	29,034,658	46,594,158
Total financial liabilities	$ 386,873,658	$ 464,034,658	$ 481,594,158